IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES for THE A Class of the Below-Named Funds
The following changes are effective as of June 1, 2015:
In the section “What Do Shares Cost?” under the sub-heading entitled, “Eliminating the Sales Charge,” please delete the fourth bullet point after the introductory sentence which shall be revised to say “Contingent upon notification to the Transfer Agent, the sales charge will be eliminated when you purchase or acquire Shares:” and replace it with the following:
■	issued in connection with the merger, consolidation, or acquisition of the assets of another fund. Further, the sales charge will be eliminated on purchases of Shares made by a shareholder that originally became a shareholder of a Federated Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV, provided that such purchased Shares are held directly with the Fund's transfer agent. If the Shares are held through a financial intermediary the sales charge waiver will not apply.

For purposes of this supplement, only the A Class in the Prospectuses of the below-named funds are affected by the specific changes described above:
Federated Equity Funds
Federated Absolute Return Fund
Federated Clover Small Value Fund
Federated Clover Value Fund
Federated InterContinental Fund
Federated International Strategic Value Dividend Fund
Federated Kaufmann Fund
Federated Kaufmann Large Cap Fund
Federated Kaufmann Small Cap Fund
Federated MDT Mid Cap Growth Strategies Fund
Federated Managed Risk Fund
Federated Managed Volatility Fund
Federated Prudent Bear Fund
Federated Strategic Value Dividend Fund
federated equity income fund, inc.
Federated Fixed Income Securities, Inc.
Federated Municipal Ultrashort Fund
Federated Strategic Income Fund
Federated Global Allocation Fund
Federated Government Income Securities, Inc.
Federated High Income Bond Fund, Inc.
Federated High Yield Trust
Federated Income Securities Trust
Federated Capital Income Fund
Federated Floating Rate Strategic Income Fund
Federated Fund for U.S. Government Securities
Federated Muni and Stock Advantage Fund
Federated Prudent DollarBear Fund
Federated Real Return Bond Fund
Federated Short-Term Income Fund
Federated Unconstrained Bond Fund

Federated Institutional Trust
Federated Government Ultrashort Duration Fund
Federated Short-Intermediate Total Return Bond Fund
Federated International Series, Inc.
Federated International Bond Fund
Federated Investment Series Funds, Inc.
Federated Bond Fund
Federated MDT Series
Federated MDT All Cap Core Fund
Federated MDT Balanced Fund
Federated MDT Large Cap Growth Fund
Federated MDT Small Cap Core Fund
Federated MDT Small Cap Growth Fund
Federated MDT Stock Trust
Federated Municipal Securities Fund, Inc.
Federated Municipal Securities Income Trust
Federated Michigan Intermediate Municipal Trust
Federated Municipal High Yield Advantage Fund
Federated New York Municipal Income Fund
Federated Ohio Municipal Income Fund
Federated Pennsylvania Municipal Income Fund
Federated Short-Intermediate Duration Municipal Trust
Federated Total Return Series, Inc.
Federated Total Return Bond Fund
Federated Ultrashort Bond Fund
Federated World Investment Series, Inc.
Federated Emerging Market Debt Fund
Federated International Leaders Fund
Federated International Small-Mid Company Fund
March 30, 2015
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452519 (3/15)
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